Schedule of Investments
April 30, 2025 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.88%

Advertising Agencies - 3.79%
National CineMedia, Inc.	23,815	136,460
Quinstreet, Inc. (2)	13,100	229,512

		365,972

Apparel Retailers - 1.58%
Boot Barn Holdings, Inc. (2)	1,465	152,858

Banks - 3.51%
Metropolitan Bank Holding Corp. (2)	5,470	338,757

Beverages - Non-Alcoholic - 2.80%
The Vita Coco Co., Inc. (2)	8,199	270,977

Biological Products - 4.00%
ADMA Biologics, Inc. (2)	16,251	386,774

Biotechnology - 9.16%
ANI Pharmaceuticals, Inc. (2)	7,531	533,345
Ligand Pharmaceuticals, Inc. (2)	3,205	352,101

		885,447

Construction Machinery & Equipment - 5.04%
Douglas Dynamics, Inc.	10,130	242,917
Limbach Holdings, Inc. (2)	2,550	244,137

		487,054

Crude Petroleum and Natural Gas - 1.81%
Evolution Petroleum Corp.	41,670	174,597

Electrical Components - 2.44%
NVE Corp.	4,053	235,520

Electric Utilities - 3.34%
Excelerate Energy, Inc	12,599	322,282

Electronic Equipment: Gauges and Meters - 2.56%
Mesa Laboratories, Inc.	2,150	247,788

Farm Products - 3.04%
Vital Farms, Inc. (2)	8,590	294,122

Finance Services - 1.55%
Perella Weinberg Partners	8,700	149,379

Home Construction - 1.29%
Green Brick Partners, Inc. (2)	2,120	125,059

Medical Care Facilities - 2.94%
Pennant Group, Inc. (2)	11,100	284,382

Medical Equipment - 12.78%
BioLife Solutions, Inc. (2)	10,480	252,673
InfuSystem Holdings, Inc. (2)	12,984	61,284
iRadimed Corp.	7,815	409,584
LeMaitre Vascular, Inc.	5,635	511,320

		1,234,861

Medical Supplies - 3.01%
UFP Technologies, Inc. (22)	1,395	290,913

Oil and Gas Field Services, NEC - 3.47%
Aris Water Solutions, Inc. Class A	13,425	335,088

Oil and Gas Field Services, NEC - 1.20%
Select Water Solutions, Inc.	13,647	116,272

Packaging & Containers - 2.29%
Karat Packaging, Inc.	8,371	220,827

Pharmaceuticals - 2.47%
Phibro Animal Health Corp.	12,847	239,083

Restaurants and Bars - 3.42%
Kura Sushi USA, Inc. Class A (2)	5,610	330,317

Services-Membership Sports & Recreation Clubs - 1.91%
OneSpaWorld Holdings Ltd.	11,040	184,368

State Commercial Banks - 4.94%
Business First Bancshares, Inc.	12,495	288,010
Triumph Financial, Inc. (2)	3,537	188,947

		476,956

Software - 5.37%
nCino, Inc. (2)	9,750	226,200
PDF Solutions, Inc. (2)	10,770	197,630
Simulations Plus, Inc. (2)	2,755	94,634

		518,464

Transaction Processing Services - 6.18%
i3 Verticals, Inc. Class A (2)	18,906	474,919
Repay Holdings Corp. Class A (2)	30,529	122,116

		597,035

Total Common Stocks	(Cost $ 9,087,522)	9,265,152

Short-Term Investment - 4.41%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.95% (3)	426,113	426,113

Total Short-Term Investment	(Cost $ 426,113)	426,113

Total Investments - 100.29%	(Cost $ 9,513,635)	9,691,265

Liabilities In Excess of Other Assets - (0.29%)		(28,345)

Total Net Assets - 100.00%		9,662,920

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,691,265	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,691,265	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2025.